Segment Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Segment Reporting [Abstract]
Schedule of Revenue by Reporting Segment
The following table shows revenue by reporting segment for the three months ended March 31, 2024 and 2023:

	Three Months Ended March 31,
in thousands	2024	2023
Revenues:
Launch services	$—	$—
Space products	285	—

Total revenues:	$285	$—

Cost of revenues:
Launch services	$—	$—
Space products	128	—

Total cost of revenues:	$128	$—

Gross profit:
Launch services	$—	$—
Space products	157	—

Total gross profit:	$157	$—

The following table shows revenue by reportable segment for the years ended December 31, 2023 and 2022:

	Year Ended December 31,
in thousands	2023	2022
Revenues:
Launch services	$—	$5,899
Space products	3,874	3,471

Total revenues:	$3,874	$9,370

Cost of revenues:
Launch services	$—	$28,193
Space products	1,812	1,337

Total cost of revenues:	$1,812	$29,530

Gross profit (loss):
Launch services	$—	$(22,294)
Space products	2,062	2,134

Total gross profit (loss):	$2,062	$(20,160)

Summary of Reconciles Segment Gross Profit to Loss Before Income Taxes
The following table reconciles segment gross profit to loss before income taxes for the three months ended March 31, 2024 and 2023:

	Three Months Ended March 31,
in thousands	2024	2023
Gross profit	$157	$—
Research and development	12,641	31,082
Selling and marketing	865	2,484
General and administrative	11,036	15,682
Gain on change in fair value of contingent consideration	—	(2,765)
Interest income	(5)	(1,330)
Other income, net	(232)	(260)
Gain on change in fair value of Convertible Notes	(47,270)	—
Gain on change in fair value of warrants	(15,007)	—

Income (loss) before taxes	$38,129	$(44,893)

The following table reconciles segment gross profit to loss before provision for income taxes for the years ended December 31, 2023 and 2022:

	Year Ended December 31,
in thousands	2023	2022
Gross profit (loss)	$2,062	$(20,160)
Research and development	95,408	140,666
Selling and marketing	5,607	17,401
General and administrative	46,422	85,285
Impairment expense	—	76,889
Goodwill impairment	—	58,251
Gain on change in fair value of contingent consideration	(23,900)	20,200
Interest income	(1,962)	(1,748)
Interest expense	3,619	—
Other expense (income), net	(2,118)	(5,666)
Loss on change in fair value of Convertible Notes	21,960	—
Loss on change in fair value of warrants	6,529	—
Loss on extinguishment of convertible notes	28,873	—
Loss on extinguishment of convertible notes attributable to related parties	—	—

Loss before taxes	$(178,376)	$(411,438)

Schedule of Revenues Related to Space Products and Launch Services	the following customers accounted for greater than 10% of the Company’s total revenues pertaining to its Space Products and Launch Services revenues:

	For the Year Ended December 31,
	2023		2022
	Space Products	Launch Services	Space Products	Launch Services
Customer 1	50%	—	—	—
Customer 2	50%	—	—	—
Customer 3	—	—	59%	—
Customer 4	—	—	—	37%